Long-Term Debt, Finance lease liability (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) Installment
Finance Lease, Liability [Abstract]
Initial measurement of finance lease liability	$ 21,697
Incremental borrowing rate	7.60%
Finance lease liability	$ 21,607
Number of consecutive payment installments | Installment	36
Purchase option lease term	Jun. 30, 2028